Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 23, 2022
to the Prospectus and Summary Prospectus (as supplemented, if applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Municipal Bond Fund (the Fund)	3/1/2022
On June 23, 2022, the Fund's Board of Trustees approved changes to the Fund's name and principal investment strategies. As a result, effective on or about September 1, 2022 (the Effective Date), the Fund’s name is changed to Columbia Intermediate Duration Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Intermediate Municipal Bond Fund are hereby deleted and replaced with Columbia Intermediate Duration Municipal Bond Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)). These securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including the federal AMT).
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by the management team to be of comparable quality. The Fund may invest up to 10% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund’s portfolio duration normally ranges from three to seven years.
In connection with the changes to the Fund's principal investment strategies in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

Columbia Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 23, 2022
to the Prospectus and Summary Prospectus (as supplemented, if applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Municipal Bond Fund (the Fund)	3/1/2022
On June 23, 2022, the Fund's Board of Trustees approved changes to the Fund's name and principal investment strategies. As a result, effective on or about September 1, 2022 (the Effective Date), the Fund’s name is changed to Columbia Intermediate Duration Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia Intermediate Municipal Bond Fund are hereby deleted and replaced with Columbia Intermediate Duration Municipal Bond Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)). These securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including the federal AMT).
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by the management team to be of comparable quality. The Fund may invest up to 10% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund’s portfolio duration normally ranges from three to seven years.
In connection with the changes to the Fund's principal investment strategies in this Supplement, the information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)). These securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including the federal AMT).
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by the management team to be of comparable quality. The Fund may invest up to 10% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund’s portfolio duration normally ranges from three to seven years.